PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

13455 Noel Road, Suite 1300
Dallas, TX 75240


                                                                  PHYMC-2QR-0402

                               PROSPECT STREET(R)
                          HIGH INCOME PORTFOLIO, INC.

                                  SEMI-ANNUAL
                                     REPORT
                                 APRIL 30, 2002

                             [PROSPECT STREET LOGO]

CONTENTS

  1   Letter to Shareholders
  3   Schedule of Investments
  9   Statement of Net Assets
 10   Statement of Operations
 11   Statement of Cash Flows
 12   Statement of Changes in Net Assets
 13   Financial Highlights
 14   Information Regarding Senior Securities
 15   Notes to Financial Statements

This report has been prepared for the information of shareholders of Prospect Street High Income Portfolio, Inc.

                                                                   June 14, 2002

LETTER TO SHAREHOLDERS

Dear Shareholders:

     We are pleased to provide you with our report for the six months ended April 30, 2002. On April 30, 2002, the net asset value of the Fund was $3.36 per share, as compared to $3.12 on October 31, 2001. On April 30, 2002, the closing market price of the Fund's shares on the New York Stock Exchange was $5.23 per share, as compared to $4.24 on October 31, 2001. During the six months ended April 30, 2002, the Fund paid dividends to common stock shareholders of $0.45 per share.

THE FUND'S INVESTMENTS:

     High yield mutual funds experienced a net inflow of $8.505 billion for the six months ended April 30, 2002, as compared to a net inflow of $3.333 billion for the six months ended April 30, 2001. The new issue market for the six months ended April 30, 2002 was $40.6 billion, which represented an increase of 2.8% over the six month period ended April 30, 2001.

     The high yield market, as measured by the B, CCC and Distressed CSFB High Yield Indices, generated total returns of 9.17%, 15.62% and (1.90%), respectively, for the six-month period ended April 30, 2002. At April 30, 2002, the spread between high yield securities and comparable U.S. Government securities stood at 739 basis points, down from 993 basis points at October 31, 2001 and approximately flat relative to 819 basis points at April 30, 2001. Tightening credit spreads, moderating defaults and the relative increase in primary bond issuance appears to be stabilizing the high yield sector.

THE FUND'S INVESTMENTS:

     The total return on the Fund's per share market price for the six months ended April 30, 2002, assuming reinvestment of dividends, was approximately 35.09%. The total return on the Fund's net assets, assuming reinvestment of dividends and excluding any potential returns of capital, was 22.12% for the six months ended April 30, 2002. The variation in total returns is attributable to the increase in the per share market value premium of the Fund's shares, due to the increase in the market price of the Fund's shares of approximately 23% relative to an increase in the net asset value of the Fund's shares of approximately 8% during the period.

     Contributors to this performance include improved investor sentiment and liquidity, evidenced by the increase in High Yield mutual fund net inflows, higher valuations of several of the funds investments and continued tightening of credit spreads.

     As of April 30, 2002, the Fund invested in 70 issuers representing 26 industry groups. Cash represented approximately 2.89% of our holdings. The average cost of the Fund's high yield securities was $0.66 with an average coupon of 10.55%.

ANNUAL MEETING OF SHAREHOLDERS
     On March 15, 2002, the Fund held its Annual Meeting of Shareholders. The items for vote were the elections of two Directors on the Board. On the Annual Record date of February 8, 2002 there were outstanding 27,632,733 of the Fund's Common Stock and 3,000 of the Fund's Auction Rate Cumulative Preferred Shares. A quorum of the shares outstanding was present, and both votes passed with a majority of those shares. The results were as follows:

                                          SHARES VOTED   PERCENTAGE OF      SHARES WITH       PERCENTAGE OF
NAME                                          FOR        SHARES VOTED    AUTHORITY WITHHELD   SHARES VOTED
----                                      ------------   -------------   ------------------   -------------
Scott F. Kavanaugh (common vote)........   23,376,706        97.80%           526,665             2.20%
Timothy K. Hui (preferred vote).........        1,909          100%                 0                0%

DIVIDEND DECLARATION:
     On June 4, 2002, our Board of Directors declared a dividend of $0.075 per common share, payable on the last day of business for the months of June, July and August 2002, to shareholders of record ten calendar days prior to such date.

                                          Respectfully submitted,

                                          /s/ James Dondero
                                          JAMES DONDERO
                                          President

                                          /s/ Mark Okada
                                          MARK OKADA
                                          Executive Vice President

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2002

FIXED INCOME -- 161.16%(a)

                                                                                  Ratings
                                                                            -------------------
    Par                                                                     Standard                  Value
   Value       Description                                                  & Poor's    Moody's      (Note 2)
-----------    -----------                                                  --------    -------    ------------
               AEROSPACE AND DEFENSE -- 1.86%
$ 1,731,000    AM General, 12.88%, 5/1/2002, BOND.......................    NR          Caa1       $  1,731,000
                                                                                                   ------------
                                                                                                      1,731,000
                                                                                                   ------------
               AUTOMOBILE -- 3.44%
  4,000,000    Localiza Rent, 10.25%, 10/1/2005, BOND...................    BB-         B3            3,200,000
                                                                                                   ------------
                                                                                                      3,200,000
                                                                                                   ------------
               BEVERAGE, FOOD AND TOBACCO -- 6.38%
  1,500,000    New World Coffee, 15.00%, 6/15/2003, BOND................    B-          B3            1,350,000
  3,750,000    North Atlantic Trading Company, Inc., 11.00%, 6/15/2004,
                 BOND...................................................    B+          B3            3,750,000
  4,000,000    Vlasic Foods, 10.25%, 7/1/2009, BOND*....................    NR          Caa2            840,000
                                                                                                   ------------
                                                                                                      5,940,000
                                                                                                   ------------
               BROADCASTING AND ENTERTAINMENT -- 18.24%
  6,000,000    Sirius Satellite Radio, 14.50%, 5/15/2009, BOND..........    CCC+        Caa1          3,015,000
  1,000,000    Adelphia Communications, 6.00%, 2/15/2006, BOND..........    D           Caa2            668,750
  5,000,000    XM Satellite Radio, 14.00%, 3/15/2010, BOND..............    CCC+        Caa1          3,687,500
  5,806,000    Loral Cyberstar, 10.00%, 7/15/2006, BOND.................    B           Caa1          4,470,620
  7,990,000    Satelites Mexicanos, 10.13%, 11/1/2004, BOND.............    B+          B3            5,153,550
                                                                                                   ------------
                                                                                                     16,995,420
                                                                                                   ------------
               BUILDINGS AND REAL ESTATE -- 7.24%
  5,000,000    Kevco, Inc., 10.38%, 12/1/2007, BOND*....................    D           NR              250,000
  2,000,000    Fortress Group, 13.75%, 5/15/2003, BOND..................    NR          Caa2          1,540,000
  5,000,000    Meditrust, 7.51%, 9/26/2003, BOND........................    BB-         Ba3           4,956,050
                                                                                                   ------------
                                                                                                      6,746,050
                                                                                                   ------------
               CABLE -- 7.12%
  7,200,000    Innova S DE R.L., 12.88%, 4/1/2007, BOND.................    CC          B3            6,630,264
                                                                                                   ------------
                                                                                                      6,630,264
                                                                                                   ------------
               CARGO TRANSPORT -- 0.81%
  1,500,000    MTL, 10.00%, 6/15/2006, BOND.............................    B+          Ca              750,000
                                                                                                   ------------
                                                                                                        750,000
                                                                                                   ------------
               CHEMICALS, PLASTICS, AND RUBBER -- 4.09%
  1,000,000    Berry Plastics, 11.00%, 7/15/2007, BOND..................    B+          B3            1,065,000
  2,000,000    Koppers, 9.88%, 12/1/2007, BOND..........................    B-          B2            2,022,500
  2,000,000    Moll Industries, 10.50%, 7/1/2008, BOND..................    NR          NR              720,000
                                                                                                   ------------
                                                                                                      3,807,500
                                                                                                   ------------
               CONTAINERS, PACKAGING AND GLASS -- 3.62%
  2,500,000    Sweetheart Cup, 10.50%, 9/1/2003, BOND...................    B-          Caa2          2,328,125
  1,000,000    Tekni-Plex Incorporated, 12.75%, 6/15/2010, BOND.........    B+          B3            1,040,000
                                                                                                   ------------
                                                                                                      3,368,125
                                                                                                   ------------

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2002

FIXED INCOME (CONTINUED)


                                                                                  Ratings
                                                                            -------------------
    Par                                                                     Standard                  Value
   Value       Description                                                  & Poor's    Moody's      (Note 2)
-----------    -----------                                                  --------    -------    ------------
               DIVERSIFIED/CONGLOMERATE MANUFACTURING -- 23.25%
$ 2,000,000    American Tissue Inc., 12.50%, 7/15/2006 BOND*............    NR          NR         $    402,500
  3,000,000    Herbst Gaming, 10.75%, 9/1/2008, BOND....................    NR          B3            3,191,250
  3,000,000    Icon Health & Fitness, 11.25%, 4/1/2012, BOND............    B+          B3            2,940,000
  2,000,000    Millar Western, 9.88%, 5/15/2008, BOND...................    B+          B3            1,880,000
  1,000,000    Pentacon Inc., 12.25%, 4/1/2009, BOND....................    D           Ca              245,000
 20,000,000    Uniforet, 11.13%, 10/15/2006, BOND*......................    NR          NR           13,000,000
                                                                                                   ------------
                                                                                                     21,658,750
                                                                                                   ------------
               ELECTRONICS -- 0.18%
  1,000,000    Globix Corporation, 12.50%, 2/1/2010, BOND...............    NR          NR              165,000
                                                                                                   ------------
                                                                                                        165,000
                                                                                                   ------------
               FINANCE -- 1.55%
  1,115,600    Altiva Financial, 10.00%, 6/15/2006, BOND*...............    NR          NR                    0
  1,500,000    Life Financial, 13.50%, 3/15/2004, BOND..................    NR          NR            1,440,000
                                                                                                   ------------
                                                                                                      1,440,000
                                                                                                   ------------
               HEALTHCARE, EDUCATION, AND CHILDCARE -- 15.72%
  1,000,000    Biovale, 7.88%, 4/1/2010, BOND...........................    BB-         B2              990,000
  4,975,000    Genesis Health Ventures, LIBOR + 350bps, 3/30/2007, Term
                 Loan B.................................................    NR          Ba3           4,875,500
  1,911,800    Genesis Health Ventures, LIBOR + 500bps, 4/2/2007, Senior
                 Notes..................................................    B           B1            1,911,800
  2,000,000    Global Health, 11.00%, 5/1/2008, BOND*...................    NR          NR              100,000
  2,500,000    Hanger Orthopedic, 11.25%, 6/15/2009, BOND...............    B           B3            2,550,000
  2,000,000    Magellan Health Services, Inc., 9.00%, 2/15/2008, BOND...    B+          B3            1,700,000
  2,294,817    Mariner Post-Acute Network, LIBOR + 375bps, 3/31/2005,
                 Tranche B..............................................    B+          B1              960,955
  2,294,817    Mariner Post-Acute Network, LIBOR + 400bps, 3/31/2006,
                 Tranche C..............................................    B+          B!              960,955
  5,000,000    PHP Healthcare, 6.50%, 12/15/2002, BOND*.................    NR          NR               75,000
    500,000    Rotech Healthcare Inc., 9.50%, 4/1/2012, BOND............    BB          B2              522,500
                                                                                                   ------------
                                                                                                     14,646,709
                                                                                                   ------------
               HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND
                 DURAB -- 8.82%
  3,000,000    Home Product International, 9.63%, 5/15/2008, BOND.......    B+          Caa2          2,760,000
  6,000,000    O'Sullivan, 13.38%, 10/15/2009, NOTES....................    B-          B3            5,460,000
                                                                                                   ------------
                                                                                                      8,220,000
                                                                                                   ------------
               HOTELS, MOTELS, INNS, AND GAMING -- 1.61%
  4,000,000    Epic Resorts, 13.00%, 6/15/2005, BOND*...................    NR          NR              600,000
  1,000,000    Windsor Woodmont, 13.00%, 3/15/2005, BOND................    CCC+        NR              898,750
                                                                                                   ------------
                                                                                                      1,498,750
                                                                                                   ------------
               LEISURE, AMUSEMENT, ENTERTAINMENT -- 4.02%
  4,200,000    Booth Creek Ski, 12.50%, 3/15/2007, BOND.................    B-          Caa1          3,743,250
 20,125,000    Marvel III Holdings Inc., 0.00%, 4/17/1998, BOND*........    CCC         NR                    0
 25,750,000    Premier Cruises Ltd., 11.00%, 3/15/2008, BOND*...........    NR          NR                    0
                                                                                                   ------------
                                                                                                      3,743,250
                                                                                                   ------------

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2002

FIXED INCOME (CONTINUED)


                                                                                  Ratings
                                                                            -------------------
    Par                                                                     Standard                  Value
   Value       Description                                                  & Poor's    Moody's      (Note 2)
-----------    -----------                                                  --------    -------    ------------
               MINING, STEEL, IRON AND NONPRECIOUS METALS -- 2.05%
$   290,820    Bramalea, 11.13%, 3/22/1998, BOND........................    NR          Caa1       $          0
  2,850,000    Renco Steel Holding, 10.88%, 2/1/2005, BOND..............    NR          C               185,250
  3,085,000    Reunion Industries Inc., 13.00%, 5/1/2005, BOND..........    NR          NR            1,727,600
                                                                                                   ------------
                                                                                                      1,912,850
                                                                                                   ------------
               OIL AND GAS -- 4.12%
  3,125,000    Belden & Blake, 9.88%, 6/15/2007, BOND...................    CCC+        Caa3          2,796,875
  1,000,000    Hornbeck-Leevac, 10.63%, 8/1/2008, BOND..................    B+          B1            1,045,000
                                                                                                   ------------
                                                                                                      3,841,875
                                                                                                   ------------
               PERSONAL TRANSPORTATION -- 8.54%
  2,000,000    Amtran Inc., 10.50%, 8/1/2004, BOND......................    B-          Caa1          1,680,000
  2,000,000    Continental Airlines, 7.57%, 12/1/2006 Tranche D, Term
                 Loan...................................................    BB-         B3            1,816,119
  3,000,000    Northwest Airlines Corporation, 9.88%, 3/15/2007, BOND...    BB          B2            2,917,500
  2,000,000    Outsourcing Services Group Inc., 10.88%, 3/1/2006,
                 BOND...................................................    B           Caa2          1,542,500
                                                                                                   ------------
                                                                                                      7,956,119
                                                                                                   ------------
               PRINTING AND PUBLISHING -- 4.64%
 18,000,000    American Banknote Corporation, 11.25%, 12/1/2007,
                 BOND*..................................................    NR          NR            4,320,000
                                                                                                   ------------
                                                                                                      4,320,000
                                                                                                   ------------
               RETAIL STORES -- 3.82%
  1,000,000    J. Crew, 10.38%, 10/15/2007, BOND........................    B           Caa1            870,000
  1,000,000    Mother's Work Inc., 12.63%, 8/1/2005, BOND...............    B+          B3            1,016,800
  6,500,000    Silver Cinemas Inc., 10.50%, 4/15/2005, BOND*............    NR          NR              487,500
  2,250,000    Wickes Lumber Co., 11.63%, 12/15/2003, BOND..............    B-          Caa1          1,181,250
                                                                                                   ------------
                                                                                                      3,555,550
                                                                                                   ------------
               SERVICES -- 3.87%
  5,010,000    La Petite Academy, Incorporated, 10.00%, 5/15/08.........    CCC+        Caa3          3,607,200
                                                                                                   ------------
                                                                                                      3,607,200
                                                                                                   ------------
               STRUCTURED FINANCE OBLIGATIONS -- 3.65%
  4,000,000    DLJ CBO LTD., 11.96%, 4/15/2011, Class C-2 Notes.........    NR          Ba3           3,400,000
                                                                                                   ------------
                                                                                                      3,400,000
                                                                                                   ------------

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2002

FIXED INCOME (CONTINUED)


                                                                                  Ratings
                                                                            -------------------
    Par                                                                     Standard                  Value
   Value       Description                                                  & Poor's    Moody's      (Note 2)
-----------    -----------                                                  --------    -------    ------------
               TELECOMMUNICATIONS -- 12.26%
$ 4,000,000    BTI Telecom Corporation, 10.50%, 9/15/2007, BOND*........    NR          NR         $    440,000
    500,000    Econophone [Destia Comm.], 13.50%, 7/15/2007, BOND.......    NR          NR                3,125
  2,000,000    Fairpoint Communications, 12.50%, 5/1/2010, BOND.........    B+          B3            1,940,000
  8,500,000    Globalstar, L.P., 11.38%, 2/15/2004, BOND*...............    NR          Ca              935,000
  1,607,143    GST Equipment Funding, 13.25%, 5/1/2007, BOND*...........    NR          NR              883,929
  3,043,478    GST Network Funding, 10.50%, 5/1/2008, BOND*.............    NR          NR            1,369,565
 15,480,000    Motient Corporation, 12.25%, 4/1/2008, BOND*.............    NR          NR            5,727,600
  1,500,000    Telehub Communications Corporation, 13.88%, 7/31/2005,
                 BOND*..................................................    NR          NR              120,000
                                                                                                   ------------
                                                                                                     11,419,219
                                                                                                   ------------
               TEXTILES AND LEATHER -- 0.12%
  2,880,000    Glenoit Corporation, 11.00%, 4/15/2007, BOND*............    NR          NR              115,200
                                                                                                   ------------
                                                                                                        115,200
                                                                                                   ------------
               UTILITIES -- 10.16%
  4,000,000    Azurix, 10.38%, 2/15/2007, BOND..........................    CC          Ca            5,078,018
  4,000,000    Mission Energy Holdings, 13.50%, 7/15/2008, BOND.........    NR          Ba2           4,390,000
                                                                                                   ------------
                                                                                                      9,468,018
                                                                                                   ------------
               TOTAL FIXED INCOME (COST $183,418,227)...................                           $150,136,850
                                                                                                   ------------

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2002

COMMON STOCK, PREFERRED STOCK AND WARRANTS -- 10.18%(a)

                                                                              Value
 Units     Description                                                       (Note 2)
-------    -----------                                                     ------------
595,258    Altiva Financial, common stock..............................    $          0
 47,031    AMC Financial Inc., common stock............................          56,437
185,900    Ames Department Stores Inc., common stock...................               0
  1,799    ANKER Coal Group Inc., preferred stock......................          89,950
    131    ANKER Coal Group Inc., warrants.............................               0
  5,925    Capital PAC Holdings Inc., warrants.........................               0
100,000    Commodore Separation Technology, preferred stock............           3,000
  3,000    Epic Resorts, warrants......................................               0
  8,862    Equus Gaming Co. L.P., common stock.........................             487
  7,177    First Wave Marine Inc., common stock........................         749,996
239,774    Genesis Health Ventures, common stock.......................       4,507,751
  2,784    Genesis Health Ventures, preferred stock....................         279,792
 10,000    GIGA Information Group Inc., common stock...................          16,000
 28,000    Gothic Energy Corporation, warrants.........................               0
  9,533    Gothic Energy Corporation, warrants.........................               0
 17,251    GP Strategies Corp., common stock...........................          75,904
 16,050    Grove Investors Inc., warrants..............................               0
 28,888    Grove Investors Inc., common stock..........................         288,880
812,070    ICO Global Communications, class A..........................       2,192,589
203,976    ICO Global Communications, warrants.........................           6,119
  1,000    Knology Holdings Inc., warrants.............................               0
  1,462    Landenburg Thalmann Finl Ser., common stock.................           1,082
  2,000    Loral Orion Network Systems Inc., warrants..................              20
 57,276    Loral Space and Communication, warrants.....................          57,276
    500    Motels of America Inc., common stock........................               0
    291    Mother's Work Inc., common stock............................           8,031
475,000    Motient Corporation, common stock...........................          19,475
 13,480    Motient Corporation, warrants...............................           1,820
    450    MPower, warrants............................................              18
 46,348    North Atlantic Trading Company Inc., warrants...............         793,709
  8,774    NS Group Inc., common stock.................................          87,476
  3,500    Optel Inc., common stock....................................               0
  6,900    Orbital Imaging Corp., warrants.............................           3,450
  1,962    O'Sullivan, preferred stock.................................             196
  5,000    O'Sullivan, warrants........................................             150
148,117    Premier Cruises Ltd., common stock..........................               0
    500    Signature Brands, Inc., warrants............................               0
  1,500    Telehub Communications Corporation, common stock............              15
  1,000    Unifi Communications Inc., warrants.........................              10
  9,800    Uniroyal Technology Corp., warrants.........................               0
  4,200    Vector Group, common stock..................................          88,830
  5,000    XM Satellite Radio, warrants................................         152,500
  1,500    WHX, preferred stock........................................           4,815
                                                                           ------------
           TOTAL COMMON STOCK, PREFERRED STOCK AND WARRANTS -- (COST
             $36,254,583)..............................................       9,485,783
                                                                           ------------

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2002

COMMON STOCK, PREFERRED STOCK AND WARRANTS -- 10.18%(a)


                                                                              Value
 Units     Description                                                       (Note 2)
-------    -----------                                                     ------------
           TOTAL INVESTMENT IN SECURITIES (COST $219,672,810)..........    $159,622,631
                                                                           ------------
           OTHER ASSETS LESS LIABILITIES -- 9.16%......................       8,536,103
                                                                           ------------
           PREFERRED STOCK -- (80.51)%.................................     (75,000,000)
                                                                           ------------
           NET ASSETS APPLICABLE TO COMMON STOCK -- 100%...............    $ 93,158,734
                                                                           ============

(a) Percentages indicated are based on net assets.
   "NR" Denotes not rated.
  * Non-income producing security.

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

STATEMENT OF NET ASSETS (UNAUDITED)
April 30, 2002

ASSETS:
Investments in securities at value ($219,672,810 at cost;
  see Schedule of Investments and Note 2)...................    $159,622,631
Cash........................................................       4,746,217
Interest and dividends receivable...........................       3,827,091
Prepaid insurance...........................................         190,355
Other.......................................................           7,371
                                                                ------------
         Total Assets.......................................    $168,393,665
                                                                ------------

LIABILITIES:
Payables:
  Investment advisory, management and service fees
    payable.................................................    $     11,599
  Directors' fees payable...................................           1,270
  Other accounts payable....................................         222,062
                                                                ------------
         Total Liabilities..................................    $    234,931
                                                                ------------

PREFERRED STOCK:
  Preferred stock, $.01 par value ($75,000,000 liquidation
    preference)
    Authorized -- 1,000,000 shares
    Issued and outstanding -- 3,000 Series W shares.........    $ 75,000,000
                                                                ------------
         Total Preferred Stock..............................    $ 75,000,000
                                                                ------------

NET ASSETS APPLICABLE TO COMMON STOCK:
  Common stock, $.03 par value --
    Authorized -- 100,000,000 shares
    Issued and outstanding -- 27,706,177 shares.............    $    831,185
  Capital in excess of par value............................     285,811,491
  Distribution in excess of common dividends................      (6,637,294)
  Accumulated net realized loss from security
    transactions............................................    (126,798,500)
  Net unrealized depreciation on investments................     (60,048,148)
                                                                ------------
         Net Assets Applicable to Common Stock..............    $ 93,158,734
                                                                ============
  Net asset value per common share outstanding..............    $       3.36
                                                                ============

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

STATEMENT OF OPERATIONS (UNAUDITED)
For the six months ended April 30, 2002

INVESTMENT INCOME:
Interest income...........................................................    $ 5,851,273
Dividend income...........................................................         49,275
Accretion of bond discount................................................      1,268,759
Other miscellaneous income................................................        109,210
                                                                              -----------
         Total Investment Income..........................................    $ 7,278,517
                                                                              -----------
EXPENSES:
Investment advisory fees (Note 3)...........................    $  556,265
Custodian and transfer agent fees...........................        84,958
Insurance expense...........................................        89,197
Professional fees (Note 8)..................................       525,988
Director fees...............................................        40,808
Fund printing and postage expense...........................        69,389
Preferred shares broker expense.............................        97,802
Miscellaneous expense.......................................        22,569
                                                                ----------
         Total Expenses.....................................    $1,486,976
                                                                ----------
         Net Investment Income............................................    $ 5,791,541
                                                                              -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments sold.....................................    $(6,311,770)
Net change in unrealized depreciation of investments (Note 2).............     20,158,308
                                                                              -----------
         Net realized and unrealized loss on investments..................    $13,846,538
                                                                              -----------
         Net increase in net assets resulting from operations.............    $19,638,079
                                                                              ===========

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

STATEMENT OF CASH FLOWS (UNAUDITED)
For the six months ended April 30, 2002

CASH FLOWS FROM OPERATING ACTIVITIES:
  Interest and dividends received...........................    $  7,823,015
  Operating expenses paid...................................      (1,537,803)
                                                                ------------
         Net cash provided by operating activities..........    $  6,285,212
                                                                ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchase of portfolio securities..........................    $(50,228,052)
  Sales and maturities of portfolio securities..............      44,814,934
  Net purchase of short term securities.....................      13,135,300
                                                                ------------
         Net cash provided by investing activities..........    $  7,722,182
                                                                ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Preferred share dividend payment..........................    $   (767,101)
  Common stock dividends paid from operations...............     (12,428,835)
  Shares issued to common stockholders for reinvestment of
    dividends...............................................         688,985
                                                                ------------
         Net cash used in financing activities..............    $(12,506,951)
                                                                ------------
NET INCREASE IN CASH........................................    $  1,463,978
CASH, BEGINNING OF YEAR.....................................       3,282,239
                                                                ------------
CASH, END OF PERIOD.........................................    $  4,746,217
                                                                ============
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations......    $ 19,638,079
  Decrease in interest and dividends receivable.............       1,792,971
  Increase in prepaids......................................         (51,145)
  Decrease in other assets..................................          14,679
  Increase in accrued expenses..............................           5,924
  Net realized loss on investments..........................       6,311,770
  Change in net unrealized loss on investments..............      20,158,308
  Accretion of bond discount................................      (1,268,759)
                                                                ------------
         Net cash provided by operating activities..........    $  6,285,212
                                                                ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
  Cash paid during the period for interest..................    $          0
  Cash paid during the period for excise taxes..............    $          0
                                                                ============

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                 Six Months
                                                                   Ended         Year Ended
                                                                 April 30,      October 31,
                                                                    2002            2001
                                                                ------------    ------------
FROM OPERATIONS:
  Net investment income.....................................    $  5,791,541    $ 20,698,468
  Net realized loss on investments sold.....................      (6,311,770)    (36,946,575)
  Change in net unrealized depreciation of investments......      20,158,308     (15,891,510)
                                                                ------------    ------------
         Net increase (decrease) in net assets resulting
           from operations..................................    $ 19,638,079     (32,139,617)
                                                                ------------    ------------
FROM FUND SHARE TRANSACTIONS:
  Shares issued (148,844 and 267,348, respectively) to
    common stockholders for reinvestment of dividends.......    $    688,985       1,225,140
                                                                ------------    ------------
         Net increase in net assets resulting from fund
           share transactions...............................    $    688,985       1,225,140
                                                                ------------    ------------
FROM CAPITAL CONTRIBUTIONS:
  Shares issued (0 and 421,052 shares, respectively)........    $          0          12,632
  Net proceeds from capital contributions...................               0       1,987,365
                                                                ------------    ------------
         Net increase in net assets resulting from capital
           contributions....................................    $          0       1,999,997
                                                                ------------    ------------
FROM DISTRIBUTIONS TO STOCKHOLDERS:
  Common dividends..........................................    $ (5,791,541)    (20,698,468)
  Distributions in excess of common dividends...............      (6,637,294)     (3,708,167)
                                                                ------------    ------------
         Net decrease in net assets resulting from
           distributions....................................    $(12,428,835)    (24,406,635)
                                                                ------------    ------------
FROM PREFERRED STOCKHOLDERS TRANSACTIONS:
  Preferred share offering costs............................    $          0      (1,098,164)
  Preferred share dividends.................................        (787,386)     (1,872,150)
                                                                ------------    ------------
         Net (decrease) in net assets from preferred shares
           transactions.....................................    $   (787,386)     (2,970,314)
                                                                ------------    ------------
         Total increase in net assets.......................    $  7,110,843     (56,291,429)
NET ASSETS:
  Beginning of year.........................................      86,047,891     142,339,320
                                                                ------------    ------------
  End of period.............................................    $ 93,158,734    $ 86,047,891
                                                                ============    ============

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

FINANCIAL HIGHLIGHTS
Selected per share data and ratios
For each share of common stock outstanding throughout the periods presented

                                                     Six Months
                                                        Ended
                                                      April 30,        For the Years Ended October 31, (b)(c)
                                                        2002        --------------------------------------------
                                                     (Unaudited)      2001        2000        1999        1998
                                                     -----------    --------    --------    --------    --------
Net asset value, beginning of year.................   $   3.12      $   5.30    $   6.98    $   7.97    $  11.94
                                                      --------      --------    --------    --------    --------
Net investment income..............................   $   0.20#     $   0.74#   $   1.12#   $   1.08#   $   1.30#
Net realized and unrealized gain (loss) on
  investments......................................   $   0.50#     $  (1.96)#  $  (1.77)#  $  (1.00)#  $  (3.76)#
                                                      --------      --------    --------    --------    --------
         Total from investment operations..........   $   0.70      $  (1.22)   $  (0.65)   $   0.08    $  (2.46)
Distributions:
Dividends from accumulated net investment income
  To preferred stockholders........................   $  (0.03)     $  (0.07)         --          --    $  (0.03)
  To common stockholders...........................   $  (0.21)     $  (0.76)   $  (1.02)   $  (1.25)   $  (1.26)
Dividends to common stockholders from paid in
  capital+.........................................      (0.24)        (0.14)         --       (0.01)         --
                                                      --------      --------    --------    --------    --------
         Total distributions.......................   $  (0.48)     $  (0.97)   $  (1.03)   $  (1.26)   $  (1.29)
                                                      --------      --------    --------    --------    --------
Effect of common stock issue.......................   $     --      $   0.06          --          --          --
Effect of related expenses from equity and rights
  offerings........................................   $   0.02      $  (0.05)         --    $   0.19    $  (0.22)
                                                      --------      --------    --------    --------    --------
Net asset value, end of period.....................   $   3.36      $   3.12    $   5.30    $   6.98    $   7.97
                                                      ========      ========    ========    ========    ========
Per share market value, end of period..............   $   5.23      $   4.24    $   5.69    $   7.94    $  10.25
                                                      ========      ========    ========    ========    ========
Total investment return(d).........................     35.09%        (9.82%)     (8.31%)     11.78%      (7.63%)
                                                      ========      ========    ========    ========    ========
Net assets, end of period(a).......................   $ 93,159      $ 86,048    $142,924    $186,167    $157,800
                                                      ========      ========    ========    ========    ========
Ratio of operating expenses to average net assets,
  applicable to common stock.......................      1.62%         3.75%       4.46%       2.67%       2.67%
Ratio of net investment income to average net
  assets, applicable to common stock...............      6.26%        20.06%      17.59%      13.72%      11.92%
Portfolio turnover rate(d).........................    107.00%        73.63%     104.99%     126.45%     156.48%

(a)  Dollars in thousands.
(b) The selected per share data and ratios have been restated, where applicable, for all periods to give effect for the one-for-three reverse stock split in April of 1998.
(c) As of January 21, 2000, the Fund entered into a new advisory agreement with Highland Capital Management, L.P. For periods prior to that date, the Fund was advised by a different investment advisor.
(d)  Not annualized.
# Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund's rights offerings.
+ For information purposes only. Taxes are calculated on a calendar year, where as this data is calculated on a fiscal year ended 10/31.

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

INFORMATION REGARDING SENIOR SECURITIES

                                                                     As of October 31,
                                          -----------------------------------------------------------------------
                                             2001           2000           1999           1998           1997
                                          -----------    -----------    -----------    -----------    -----------
Total Amount Outstanding:
  Indebtedness..........................  $        --    $71,000,000    $50,000,000    $40,000,000    $20,000,000
  Preferred stock.......................   75,000,000             --             --             --     20,000,000
Asset Coverage:
  Per Indebtedness(a)...................          N/A           330%           472%           495%         1,080%
  Per preferred stock share(b)..........         215%            N/A            N/A           540%           402%
Involuntary Liquidation Preference:
  Per preferred stock share(c)..........  $    25,000            N/A            N/A            N/A    $   100,000
Approximate Market Value:
  Per note..............................          N/A            N/A            N/A            N/A    $  1,003.80
  Per preferred stock share.............  $    25,000            N/A            N/A            N/A    $   100,000

(a) Calculated by subtracting the Fund's total liabilities (not including bank loans and senior securities) from the Fund's total assets and dividing such amount by the principal amount of the debt outstanding.
(b) Calculated by subtracting the Fund's total liabilities (not including bank loans and senior securities) from the Fund's total assets and dividing such amount by the principal amount of the debt outstanding and aggregate liquidation preference of the outstanding shares of Taxable Auction Rate Preferred Stock.
(c) Plus accumulated and unpaid dividends.

                            See accompanying notes.

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                 APRIL 30, 2002

(1) ORGANIZATION AND OPERATIONS:
  Prospect Street High Income Portfolio, Inc. (the "Fund") was organized as a corporation in the state of Maryland on May 13, 1988, and is registered with the Securities and Exchange Commission as a diversified, closed-end, management investment company under the Investment Company Act of 1940. The Fund commenced operations on December 5, 1988. The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

  The Fund invests primarily in securities of fixed-maturity, corporate debt securities and redeemable preferred stocks that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment-grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer, and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment-grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

  See the schedule of investments for information on individual securities, as well as industry diversification and credit quality ratings.

(2) SIGNIFICANT ACCOUNTING POLICIES:

  (a) VALUATION OF INVESTMENTS
  Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

  Other investments, which comprise the major portion of the Fund's portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by the investment adviser based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. The Board of Directors has approved these procedures.

  The fair value of restricted securities is determined by the investment adviser pursuant to procedures approved by the Board of Directors.

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

                                 APRIL 30, 2002

  Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

  (b) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
  Realized gains and losses on investments sold are recorded on the identified-cost basis. Interest income and accretion of discounts are recorded on the accrual basis. It is the Fund's policy to place securities on non-accrual status when collection of interest is doubtful.

  (c) FEDERAL INCOME TAXES
  It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income to its stockholders each year. At April 30, 2002, the Fund had no tax provision as all earnings were distributed.

  At October 31, 2001, the Fund had the following capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

   CARRYOVER
   AVAILABLE           EXPIRATION DATE
  ------------         ----------------
  $    808,396         October 31, 2002
     3,703,531         October 31, 2003
     4,688,248         October 31, 2006
    37,335,815         October 31, 2007
    35,790,515         October 31, 2008
    36,946,575         October 31, 2009
  ------------
  $119,273,080

  (d) CASH FLOW INFORMATION
  The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

  (e) CASH AND CASH EQUIVALENTS
  The company considers all highly liquid investments purchased with initial maturity at three months or less to be cash equivalents.

(3) INVESTMENT ADVISORY AGREEMENT:
  Highland Capital Management, L.P. ("Highland," or "Investment Adviser") earned $556,265 in management fees for the period from November 1, 2001 to April 30, 2002. Management fees paid by the Fund to Highland were calculated at .65% (on an annual basis) of the average weekly net asset value, defined as total assets of the

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

                                 APRIL 30, 2002

Fund less accrued liabilities (excluding the principal amount of the bank loan, notes and including the liquidation preference of any share of preferred stock and accrued and unpaid dividends on any shares of preferred stock up to and including $175,000,000 of net assets, .55% on the next $50,000,000 of net assets and .50% of the excess of net assets over $225,000,000). On April 30, 2002, the fee payable to the investment advisor was $11,599, which is included in the accompanying statement of assets and liabilities.

(4) PURCHASES AND SALES OF SECURITIES:
  For the six months ended April 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities other than U.S. Government obligations and short-term investments aggregated approximately $50,228,052 and $44,814,934, respectively. There were no purchases or sales of U.S. Government obligations during the six months ended April 30, 2002. The aggregate cost of purchases of short-term investments was approximately $13,135,300.

  The Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts, that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Adviser to be equitable to the fund and such other accounts. The Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

(5) CERTAIN TRANSACTIONS:
  Certain officers of the Investment Adviser serve on the Board of Directors of the Fund. They receive no compensation in this capacity.

  Directors who are not officers or employees of the Investment Adviser receive fees of $10,000 per year plus $2,000 per Directors' meeting attended, together with the reimbursement of actual out-of-pocket expenses incurred relating to attendance at such meetings and $1,000 per conference call meeting. In addition, members of the Fund's audit committee, which consists of certain of the Fund's noninterested Directors, receive $1,000 per audit committee meeting attended, together with the reimbursement of actual out-of- pocket expenses incurred relating to attendance at such meeting. For the period from November 1, 2001 to April 30, 2002, the Fund paid $45,741 to its Board of Directors.

(6) DIVIDENDS AND DISTRIBUTIONS:
  The Board of Directors of the Fund declared regular dividends on the common stock of $0.075 per common share payable on the last day of November and December 2001 and January, February, March, April, and May 2002 to holders of record at the close of business 10 days prior to such date.

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

                                 APRIL 30, 2002

  Distributions on common stock are declared based on annual projections of the Fund's net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay monthly distributions to common shareholders. As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common shareholders will not exceed net investment income (as defined) allocated to common shareholders for income tax purposes. All shareholders of the Fund are automatically considered participants in the Dividend Reinvestment Plan (the "Plan") unless they elect to do otherwise. Under the Plan, when the market price of common stock is equal to or exceeds the net asset value on the record date for distributions, participants will be issued shares of common stock at the most recently determined net asset value, but in no event less than 95% of the market price, and when the net asset value of the common stock exceeds its market price, or if the Fund declares a dividend or capital gains distribution payable only in cash, the dividend-paying agent will buy the common stock in the open market for the participants' account. Participants are not charged a service fee for the Plan but are subject to a pro rata share of brokerage fees incurred with respect to open market purchases of common stock.

  For the six months ended April 30, 2002, the tax character of distributions paid by the Fund were as follows:

Distributions from net investment income....................  $ 5,791,541
Distributions from paid in capital..........................    6,637,294
                                                              -----------
                                                              $12,428,835
                                                              ===========

  During the year ended October 31, 2001, the tax character of distributions paid by the Fund were as follows:

Distributions from net investment income....................  $20,698,468
Distributions from paid in capital..........................    3,708,167
                                                              -----------
                                                              $24,406,635
                                                              ===========

  Additionally, at year end there were no significant differences between book and tax basis components of net assets.

(7) PREFERRED STOCK:
  On March 16, 2001, the Fund issued 3,000 shares each of Series W Auction Rate Cumulative "Preferred Shares" with $.01 par value, $25,000 liquidation preference, for a total issuance of $75,000,000. All such Preferred Shares were outstanding as of April 30, 2002. Costs associated with the offering of approximately $1,098,164 were charged against capital in excess of par value. The Fund used the net proceeds of the offering to pay down the then existing indebtedness of $52,000,000. The Fund may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Significant provisions of Series W cumulative preferred shares follow.

  REDEMPTION
  Shares of preferred stock are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure a failure to meet certain asset coverages as defined in the prospectus or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

                                 APRIL 30, 2002

legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but unissued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the preferred stock.

  DIVIDENDS
  The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds.

     In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

  VOTING RIGHTS
  The Fund's Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on other matters as required under the Fund's Charter, the 1940 Act and Maryland law.

  LIQUIDATION
  In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to common stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

(8) PROFESSIONAL FEES
  Of the total professional fees expense of $556,265, $360,118 was specifically related to investments of the Fund. The remaining $196,147 was related to Fund operations.

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

INVESTMENT ADVISER
Highland Capital Management, L.P.
13455 Noel Road,
Suite 1300
Dallas, TX 75240

OFFICERS
James Dondero -- President
Mark Okada -- Executive Vice-President
R. Joseph Dougherty -- Senior Vice-President and Secretary

DIRECTORS
James Dondero
Timothy Hui
Scott Kavanaugh
James Leary
Bryan Ward

LEGAL ADVISER
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038-4982

AUDITORS
Ernst & Young, LLP
2121 San Jacinto Street
Suite 1500
Dallas, TX 75201

TRANSFER AND SHAREHOLDERS' SERVICING AGENT
State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266
(800) 426-5523

CUSTODIAN
State Street Bank and Trust Company
Boston, MA

Listed: NYSE
Symbol: PHY

FACTS FOR SHAREHOLDERS:
Prospect Street High Income Portfolio, Inc. is listed on the New York Stock Exchange under the symbol "PHY". The Wall Street Journal and Wall Street Journal Online publish Friday's closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron's Market Week every Saturday. Our website is www.prospectstreet.net.

QUESTIONS REGARDING YOUR ACCOUNT: Please telephone State Street Bank & Trust Company at their toll free number 1-800-426-5523 Monday through Friday from 9:00 a.m. to 5:00 p.m. e.s.t.

WRITTEN CORRESPONDENCE REGARDING YOUR ACCOUNT: Please mail all correspondence directly to Prospect Street High Income Portfolio, Inc., c/o State Street Bank & Trust Company, P.O. Box 8200, Boston, MA 02266. For express mail the address is Prospect Street High Income Portfolio Inc., c/o State Street Bank & Trust Company, 2 Heritage Drive, Corporate Stock Transfer -- 4th floor, North Quincy, MA 02171.